Financial assets and liabilities measured at fair value (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Measurement [Abstract]
Summary of Assets and Liabilities Measured at Fair Value
The table below shows the balance sheet amounts of assets and liabilities measured at fair value.

		2021			2020			2019
		Level in the fair value hierarchy			Level in the fair value hierarchy			Level in the fair value hierarchy
(€ million)	Note	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets measured at fair value
Quoted equity investments	D.7.1.	396	—	—	439	—	—	114	—	—
Unquoted equity investments	D.7.1.	—	—	427	—	—	149	—	—	290
Quoted debt securities	D.7.2.	447	—	—	426	—	—	403	—	—
Unquoted debt securities not meeting the definition of equity instruments	D.7.3.	—	—	78	—	—	63	—	—	52
Contingent consideration relating to divestments	D.7.3.	—	—	378	—	—	483	—	—	492
Financial assets held to meet obligations under deferred compensation plans	D.7.3. and D.11.	549	—	—	454	—	—	442	—	—
Non-current derivatives	D.7.	—	3	—	—	24	—	—	37	—
Current derivatives	D.11.	—	295	—	—	58	—	—	188	—
Mutual fund investments	D.13.	5,057	—	—	8,703	—	—	5,304	—	—
Total financial assets measured at fair value		6,449	298	883	10,022	82	695	6,263	225	834
Financial liabilities measured at fair value
Bayer contingent purchase consideration arising from the acquisition of Genzyme	D.18.	—	—	59	—	—	104	—	—	156
MSD contingent consideration (European vaccines business)	D.18.	—	—	269	—	—	312	—	—	385
Shire contingent consideration arising from the acquisition of Translate Bio	D.18.	—	—	354	—	—	—	—	—	—
Other contingent consideration arising from business combinations and acquisitions	D.18.	—	—	32	—	—	189	—	—	259
Non-current derivatives	D.19.	—	6	—	—	92	—	—	10	—
Current derivatives	D.19.5	—	79	—	—	205	—	—	89	—
Total financial liabilities measured at fair value		—	85	714	—	297	605	—	99	800